Cash and cash equivalents - Additional Information (Details) € in Thousands, $ in Millions												1 Months Ended	12 Months Ended
	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Dec. 12, 2023 EUR (€)	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	May 22, 2023 EUR (€)	May 22, 2023 USD ($)	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Aug. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash and Cash Equivalents
Cash and cash equivalents													€ 26,918	€ 86,736	€ 86,553	€ 105,687
Decrease in cash and cash equivalents													€ (59,800)
Percentage of decrease in cash and cash equivalents													(69.00%)
Amount received attributable to withholding taxes			€ 2,800					€ 1,800		€ 1,300
Issue of equity													€ 30,587	9,366	25,426
Share capital
Cash and Cash Equivalents
Issue of equity													96	€ 13	€ 22
August 2023 financing
Cash and Cash Equivalents
Proceeds From Financing												€ 35,700
Royalty certificate issuance amount												5,100
August 2023 financing | Share capital
Cash and Cash Equivalents
Issue of equity												€ 30,600
Licensing and collaboration agreement with CTTQ
Cash and Cash Equivalents
Milestone payment													4,300
Amount received attributable to withholding taxes	€ 300	$ 0.3				€ 200	$ 0.2		$ 0.2		$ 1.3		500
Licensing agreement with Hepalys
Cash and Cash Equivalents
Upfront payment received				€ 9,500	$ 10.0								€ 9,500